RESEARCH AND DEVELOPMENT	6 Months Ended	12 Months Ended
	Sep. 30, 2012	Mar. 31, 2012
RESEARCH AND DEVELOPMENT [Abstract]
RESEARCH AND DEVELOPMENT

Note 12 - Research and Development

Agribusiness Development Agreement - Agro Genesis Pte Ltd.

Entry into Agribusiness Development Agreement

On July 16, 2011, the Company entered into an Agribusiness Development Agreement (the "Agribusiness Development Agreement") with Agro Genesis Pte Ltd. ("AGPL"), a corporation organized under the laws of the Republic of Singapore expiring two (2) years from the date of signing.

Under the terms of the Agreement, the Company engaged AGPL to be the Company's technology provider consultant for stevia propagation and cultivation in Vietnam, and potentially other countries for a period of two (2) years. AGPL will be tasked with developing stevia propagation and cultivation technology in Vietnam, recommend quality agronomic programs for stevia cultivation, harvest and post harvest, alert findings on stevia propagation and cultivation that may impact profitability and develop a successful model in Vietnam that can be replicated elsewhere (the "Project"). The Project will be on-site at stevia fields in Vietnam and will have a term of at least two (2) years. For its services, AGPL could receive a fee of up to 275,000 Singapore dollars, plus related expenses estimated at $274,000 as specified in Appendix A to the Agribusiness Development Agreement. Additionally, the Company will be AGPL's exclusive distributor for AGPL's g'farm system (a novel crop production system) for stevia growing resulting from the Project. AGPL will receive a commission of no less than 2% of the price paid for crops other than stevia, from cropping systems that utilize the g'farm system resulting from the Project. All technology-related patents resulting from the Project will be jointly owned by AGPL and the Company, with the Company holding a right of first offer for the use and distribution rights to registered patents resulting from the Project.

Addendum to Agribusiness Development Agreement

On August 26, 2011, in accordance with Appendix A , 3(a), the Company and AGPL have mutually agreed to add to the current Project budget $100,000 per annum for one, on-site resident AGPL expert for 2 (two) years effective September 1, 2011, or $200,000 in aggregate for the term of the contract as specified in Appendix C. In-country accommodation for the resident expert will be born separately by the Company and is excluded from the above amount. The expert, Dr. Cho, Young-Cheol, Director, Life Sciences has been appointed and commenced on September 1, 2011.

Termination of Agribusiness Development Agreement

On March 31, 2012, the Company and AGPL mutually agreed to terminate the Agribusiness Development Agreement, effective immediately.

Lease of Agricultural Land

On December 14, 2011, the Company and Stevia Ventures Corporation ("Stevia Ventures") entered into a Land Lease Agreement with Vinh Phuc Province People's Committee Tam Dao Agriculture & Industry Co., Ltd. pursuant to which Stevia Ventures has leased l0 hectares of land (the "Leased Property") for a term expiring five (5) years from the date of signing.

The Company has begun development of a research facility on the Leased Property and has prepaid (i) the first year lease payment of $30,000 and (ii) the six month lease payment of $15,000 as security deposit, or $45,000 in aggregate upon signing of the agreement.

Future minimum payments required under this agreement at September 30, 2012 were as follows:

Fiscal Year Ending March 31:

2013 (remainder of the fiscal year)	$15,000

2014	30,000

2015	30,000

2016	30,000

$105,000

Supply and Cooperative Agreement - Guangzhou Health Technology Development Company Limited

Entry into Supply Agreement

On February 21, 2012, the Company entered into a Supply Agreement (the "Supply Agreement") with Guangzhou Health China Technology Development Company Limited, a foreign-invested limited liability company incorporated in the People's Republic of China (the "Guangzhou Health").

Under the terms of the Supply Agreement, the Company will sell dry stevia plant materials, including stems and leaves ("Product") exclusively to Guangzhou Health. For the first two years of the agreement, Guangzhou Health will purchase all Product produced by the Company. Starting with the third year of the agreement, the Company and Guangzhou Health will review and agree on the quantity of Product to be supplied in the forthcoming year, and Guangzhou Health will be obliged to purchase up to 130 percent of that amount. The specifications and price of Product will also be revised annually according to the mutual agreement of the parties. The term of the Supply Agreement is five years with an option to renew for an additional four years.

Entry into Cooperative Agreement

On February 21, 2012, the Company also entered into Cooperative Agreement (the "Cooperative Agreement") with Guangzhou Health Technology Development Company Limited.

Under the terms of the Cooperative Agreement, the parties agree to explore potential technology partnerships with the intent of formalizing a joint venture to pursue the most promising technologies and businesses. The parties also agree to conduct trials to test the efficacy of certain technologies as applied specifically to the Company's business model as well as the marketability of harvests produced utilizing such technologies. Guangzhou Health will share all available information of its business structure and technologies with the Company, subject to the confidentiality provisions of the Cooperative Agreement. Guangzhou Health will also permit the Company to enter its premises and grow-out sites for purposes of inspection and will, as reasonably requested by the Company, supply without cost, random samples of products and harvests for testing.

NOTE 10 - RESEARCH AND DEVELOPMENT

AGRIBUSINESS DEVELOPMENT AGREEMENT - AGRO GENESIS PTE LTD.

ENTRY INTO AGRIBUSINESS DEVELOPMENT AGREEMENT

On July 16, 2011, the Company entered into an Agribusiness Development Agreement (the "Agribusiness Development Agreement") with Agro Genesis Pte Ltd. ("AGPL"), a corporation organized under the laws of the Republic of Singapore expiring two (2) years from the date of signing.

Under the terms of the Agreement, the Company engaged AGPL to be the Company's technology provider consultant for stevia propagation and cultivation in Vietnam, and potentially other countries for a period of two (2) years. AGPL will be tasked with developing stevia propagation and cultivation technology in Vietnam, recommend quality agronomic programs for stevia cultivation, harvest and post harvest, alert findings on stevia propagation and cultivation that may impact profitability and develop a successful model in Vietnam that can be replicated elsewhere (the "Project"). The Project will be on-site at stevia fields in Vietnam and will have a term of at least two (2) years. For its services, AGPL could receive a fee of up to 275,000 Singapore dollars, plus related expenses estimated at $274,000 as specified in Appendix A to the Agribusiness Development Agreement. Additionally, the Company will be AGPL's exclusive distributor for AGPL's g'farm system (a novel crop production system) for stevia growing resulting from the Project. AGPL will receive a commission of no less than 2% of the price paid for crops other than stevia, from cropping systems that utilize the g'farm system resulting from the Project. All technology-related patents resulting from the Project will be jointly owned by AGPL and the Company, with the Company holding a right of first offer for the use and distribution rights to registered patents resulting from the Project.

ADDENDUM TO AGRIBUSINESS DEVELOPMENT AGREEMENT

On August 26, 2011, in accordance with Appendix A , 3(a), the Company and AGPL have mutually agreed to add to the current Project budget $100,000 per annum for one, on-site resident AGPL expert for 2 (two) years effective September 1, 2011, or $200,000 in aggregate for the term of the contract as specified in Appendix C. In-country accommodation for the resident expert will be born separately by the Company and is excluded from the above amount. The expert, Dr. Cho, Young-Cheol, Director, Life Sciences has been appointed and commenced on September 1, 2011.

TERMINATION OF AGRIBUSINESS DEVELOPMENT AGREEMENT

On March 31, 2012, the Company and AGPL mutually agreed to terminate the Agribusiness Development Agreement, effective immediately.

LEASE OF AGRICULTURAL LAND

On December 14, 2011, the Company and Stevia Ventures Corporation ("Stevia Ventures") entered into a Land Lease Agreement with Vinh Phuc Province People's Committee Tam Dao Agriculture & Industry Co., Ltd. pursuant to which Stevia Ventures has leased l0 hectares of land (the "Leased Property") for a term expiring five (5) years from the date of signing.

The Company has begun development of a research facility on the Leased Property and has prepaid (i) the first year lease payment of $30,000 and (ii) the six month lease payment of $15,000 as security deposit, or $45,000 in aggregate upon signing of the agreement.

Future minimum payments required under this agreement at March 31, 2012 were as follows:

Fiscal Year Ending March 31:
2013	$30,000
2014	30,000
2015	30,000
2016	30,000
$120,000

SUPPLY AND COOPERATIVE AGREEMENT - GUANGZHOU HEALTH TECHNOLOGY DEVELOPMENT COMPANY LIMITED

ENTRY INTO SUPPLY AGREEMENT

On February 21, 2012, the Company entered into a Supply Agreement (the "Supply Agreement") with Guangzhou Health China Technology Development Company Limited, a foreign-invested limited liability company incorporated in the People's Republic of China (the "Guangzhou Health").

Under the terms of the Supply Agreement, the Company will sell dry stevia plant materials, including stems and leaves ("Product") exclusively to Guangzhou Health. For the first two years of the agreement, Guangzhou Health will purchase all Product produced by the Company. Starting with the third year of the agreement, the Company and Guangzhou Health will review and agree on the quantity of Product to be supplied in the forthcoming year, and Guangzhou Health will be obliged to purchase up to 130 percent of that amount. The specifications and price of Product will also be revised annually according to the mutual agreement of the parties. The term of the Supply Agreement is five years with an option to renew for an additional four years.

ENTRY INTO COOPERATIVE AGREEMENT

On February 21, 2012, the Company also entered into Cooperative Agreement (the "Cooperative Agreement") with Guangzhou Health Technology Development Company Limited.

Under the terms of the Cooperative Agreement, the parties agree to explore potential technology partnerships with the intent of formalizing a joint venture to pursue the most promising technologies and businesses. The parties also agree to conduct trials to test the efficacy of certain technologies as applied specifically to the Company's business model as well as the marketability of harvests produced utilizing such technologies. Guangzhou Health will share all available information of its business structure and technologies with the Company, subject to the confidentiality provisions of the Cooperative Agreement. Guangzhou Health will also permit the Company to enter its premises and grow-out sites for purposes of inspection and will, as reasonably requested by the Company, supply without cost, random samples of products and harvests for testing.